FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 9/30/10

Item 1. Schedule of Investments.

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited)

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)
True to Life Children's Services, Series A, California Mortgage Insured, 5.625%, 9/01/25	1,250,000	1,251,538
California HFAR, Home Mortgage, Series N, AMBAC Insured, 6.30%, 8/01/31	195,000	196,482
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges, first lien, Series A, AMBAC
Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	10,645,556
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Series A, California Mortgage
Insured,
5.875%, 5/15/29	2,895,000	3,020,904
6.125%, 5/15/39	5,830,000	6,101,270
California PCFA, PCR, Southern California Edison Co., Refunding, Series C, NATL Insured, 5.55%, 9/01/31	4,800,000	4,813,584
California Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM,
5.90%, 9/01/26	1,615,000	2,087,178
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	10,426,700
California State Department of Water Resources Water Revenue,
AGMC Insured, Pre-Refunded, 5.125%, 12/01/29	115,000	121,354
Central Valley Project, Series AC, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	40,000	46,799
Central Valley Project, Series AD, AGMC Insured, Pre-Refunded, 5.00%, 12/01/26	25,000	29,450
Refunding, AGMC Insured, 5.125%, 12/01/29	4,885,000	5,061,251
California State GO,
FGIC Insured, 5.375%, 6/01/26	1,350,000	1,353,969
NATL Insured, 6.00%, 8/01/16	210,000	213,532
NATL Insured, 6.00%, 10/01/21	65,000	66,201
Pre-Refunded, 5.125%, 6/01/31	24,705,000	25,493,337
Refunding, 5.125%, 6/01/31	295,000	296,484
Refunding, NATL Insured, 5.00%, 8/01/29	730,000	730,241
Various Purpose, 5.00%, 11/01/32	20,000,000	20,356,800
California State Local Government Finance Authority Revenue, Marin Valley Mobile, Senior Series A, AGMC Insured, 5.80%,
10/01/20	3,770,000	3,783,497
California State Public Works Board Lease Revenue, Department of Mental Health Hospital, Series A, AMBAC Insured, 5.00%,
12/01/21	4,100,000	4,236,735
12/01/26	5,675,000	5,738,957
California State University Foundation Revenue, Monterey Bay, NATL Insured, Pre-Refunded, 5.35%, 6/01/31	2,000,000	2,066,760
California State University of Los Angeles Auxiliary Services Inc. Revenue, NATL Insured, Pre-Refunded, 5.125%, 6/01/33	3,200,000	3,301,024
California State University Revenue, Systemwide,
Refunding, Series A, AMBAC Insured, 5.00%, 11/01/33	22,000,000	22,393,140
Series A, AGMC Insured, 5.00%, 11/01/33	10,000,000	10,587,200
California Statewide CDA,
COP, Children's Hospital Los Angeles, 5.25%, 8/15/29	12,250,000	11,685,030
COP, NATL Insured, 5.00%, 4/01/18	3,000,000	2,884,020
COP, Refunding, AGMC Insured, 5.50%, 8/15/31	7,000,000	7,006,720
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	5,895,000	5,904,255
MFHR, 740 Olive Street, Series L, GNMA Secured, 4.90%, 7/20/39	13,475,000	13,552,616
MFHR, 740 Olive Street, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,098,500
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%, 8/01/33	2,785,000	2,843,067
California Statewide CDA Revenue,
Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37	17,000,000	17,518,840
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	17,987,700
Community Hospital of the Monterey Peninsula, Series B, AGMC Insured, 5.25%, 6/01/23	2,000,000	2,126,600
COP, John Muir/Ml. Diablo Health System, NATL Insured, 5.125%, 8/15/22	5,000,000	5,015,900
Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	19,117,774
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, 5.05%, 10/01/28	7,825,000	8,000,358
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/27	15,000,000	15,333,900
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	20,000,000	23,277,000
Refunding, California Mortgage Insured, 5.00%, 8/01/21	2,035,000	2,095,256
Sl. Ignatius College Preparatory, AMBAC Insured, 5.00%, 6/01/37	7,215,000	6,799,488
Sl. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	20,784,200
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	15,570,600
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Refunding,
Series A, AGMC Insured, 5.00%, 10/01/32	9,320,000	9,548,433
Series B, AGMC Insured, 5.75%, 10/01/29	1,465,000	1,466,626
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,
10/01/34	14,000,000	14,418,880
10/01/41	3,880,000	3,967,378
Castaic Lake Water Agency Revenue COP, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/29	8,000,000	8,202,240
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,042,160

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)
Central USD, GO, Election of 2008, Series A, Assured Guaranty,
5.50%, 8/01/29	3,000,000	3,331,560
5.625%, 8/01/33	3,500,000	3,813,110
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
8/01/35	10,000,000	2,113,800
8/01/37	15,045,000	2,762,412
Chaffey Community College District GO,
Refunding, Series A, AGMC Insured, 5.00%, 7/01/27	270,000	282,668
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27	5,480,000	5,967,775
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,802,471
Chula Vista Elementary School District GO, Election of 1998, Series F, NATL Insured, 5.00%, 8/01/28	2,685,000	2,800,428
Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27	3,265,000	3,314,171
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn.,
8/01/36	8,000,000	1,592,400
8/01/37	8,000,000	1,488,080
8/01/40	7,500,000	1,145,925
8/01/43	10,000,000	1,252,700
College of the Sequoias Tulare Area ID No.3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,440,150
College of the Sequoias Visalia Area ID No.2 GO, Election of 2008,
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,256,173
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,062,850
Colton Joint USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.375%, 8/01/34	10,665,000	11,345,640
Series B, AGMC Insured, 5.00%, 8/01/46	6,710,000	6,797,901
Compton USD, GO, Election of 2002, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/29	2,000,000	2,302,780
Corona-Norco USD,
COP, Refunding, AGMC Insured, 5.125%, 4/15/25	5,355,000	5,371,547
COP, Refunding, AGMC Insured, 5.125%, 4/15/29	2,540,000	2,547,137
GO, Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	670,166
GO, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,228,115
GO, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	1,298,917
GO, Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/25	4,655,000	2,172,023
GO, Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/26	6,080,000	2,662,310
GO, Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	12,856,680
GO, Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,166,000
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,758,401
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,172,577
Cucamonga County Water District COP, NATL RE, FGIC Insured, 5.00%, 9/01/29	5,070,000	5,170,183
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,777,415
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	11,186,400
East Bay MUD Water System Revenue, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	14,000,000	14,430,500
East Side UHSD Santa Clara County GO,
Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/38	4,255,000	4,385,203
Series F, AGMC Insured, 5.00%, 8/01/35	19,000,000	19,806,740
EI Centro Financing Authority Wastewater Revenue, Series A, AGMC Insured, 5.25%, 10/01/35	6,200,000	6,468,150
EI Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	12,296,329
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	7,924,436
Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%,9/01/30	3,770,000	3,770,226
Escondido UHSD, COP, AGMC Insured, 5.00%,
6/01/33	3,500,000	3,610,705
6/01/37	2,500,000	2,555,575
Eureka USD, GO, AGMC Insured, 5.00%, 8/01/25	4,145,000	4,369,452
Fairfield Suisun USD, GO,
Election of 2002, NATL Insured, 5.00%, 8/01/25	4,185,000	4,458,448
NATL Insured, 5.00%, 8/01/27	12,000,000	12,723,000
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	5,000,000	4,973,100
Folsom COP, Central Business District Fire Station, NATL Insured, 5.125%, 10/01/26	2,030,000	2,079,349
Foothill/Eastern Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/17	20,000,000	14,028,200
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/18	25,000,000	16,351,000
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/19	5,970,000	3,633,342
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	66,735,000	59,192,610
Fowler USD, GO,
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	469,945
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	427,882

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)
Los Angeles County Public Works Financing Authority Lease Revenue, Master Refunding Project, Refunding, Series B, NATL
RE, FGIC Insured, 5.00%, 9/01/31	7,600,000	7,684,816
Los Angeles Department of Water and Power Revenue, Power System,
Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,220,200
Series B, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,138,650
Los Angeles Department of Water and Power Waterworks Revenue, System, Series A, Sub Series A-2, AMBAC Insured,
5.00%, 7/01/44	10,000,000	10,428,900
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	660,000	660,363
Los Angeles USD, GO,
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,405,950
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,381,200
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,270,902
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/26	10,000,000	10,638,100
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, AGMC Insured, 5.85%, 9/01/18	1,765,000	1,795,270
'Mc Farland Public Financing Authority Revenue, Water and Wastewater Financing Projects, Series A, Assured Guaranty,
5.00%, 10/01/40	5,115,000	5,114,949
Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29	1,200,000	1,185,528
Mendocino County COP, Public Facilities Corp., NATL Insured, 5.25%, 6/01/30	2,680,000	2,723,577
Merced Irrigation District Electricity System Revenue, Refunding, XLCA Insured, 5.00%, 9/01/26	10,000,000	9,679,800
Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24	1,025,000	1,034,071
Modesto Irrigation District COP, Capital Improvements, Series A, AGMC Insured, 5.00%,
7/01/26	5,000,000	5,114,350
7/01/31	8,285,000	8,395,688
Montebello COP, Capital Improvement Project, Refunding, AGMC Insured, 5.375%, 11/01/26	8,715,000	8,900,629
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, NATL Insured, 5.60%, 3/01/19	2,460,000	2,473,013
Montebello USD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/33	2,700,000	2,835,243
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,355,882
GO, Election of 2008, Capital Appreciation Bonds, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	1,636,380
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/26	4,000,000	4,632,760
Mount Diablo USD, GO, Election of 2002, NATL RE, FGIC Insured, 5.00%, 7/01/25	6,025,000	6,263,530
Murrieta Valley USD, COP, NATL Insured, 5.00%, 8/01/27	2,380,000	2,451,281
Natomas USD, GO, AGMC Insured, 5.00%, 9/01/26	2,535,000	2,616,500
Nevada Joint UHSD, GO, Series A, AGMC Insured, 5.00%, 8/01/26	1,295,000	1,345,220
Newark USD, GO, Capital Appreciation, Series C, AGMC Insured, zero cpn.,
8/01/22	2,165,000	1,152,018
8/01/23	2,465,000	1,229,789
8/01/24	2,560,000	1,203,866
8/01/25	2,705,000	1,199,045
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	4,477,792
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,952,722
Oceanside COP, AMBAC Insured, 5.20%, 4/01/23	2,500,000	2,578,750
Oceanside USD, GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	1,973,870
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	1,375,343
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,264,850
Orange County Sanitation Districts COP, NATL RE, FGIC Insured, 5.00%, 2/01/33	8,000,000	8,278,080
Pacifica COP, AMBAC Insured, 5.375%, 1/01/37	6,600,000	6,990,588
Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding, Series A, NATL Insured, 5.00%,
11/01/25	2,295,000	2,329,402
Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28	4,000,000	4,461,840
Patterson Joint USD, GO, Capital Appreciation,
Series A, NATL RE, FGIC Insured, zero cpn., 8/01/22	1,900,000	1,019,008
Series A, NATL RE, FGIC Insured, zero cpn., 8/01/24	2,075,000	974,939
Series A, NATL RE, FGIC Insured, zero cpn., 8/01/25	2,170,000	954,279
Series A, NATL RE, FGIC Insured, zero cpn., 8/01/26	2,265,000	930,824
Series C, NATL RE, FGIC Insured, zero cpn., 8/01/23	1,985,000	1,002,405
Peralta Community College District GO,
Election of 2000, Series B, NATL Insured, 5.25%, 8/01/32	8,450,000	8,646,800
Election of 2006, Series B, AGMC Insured, 5.00%, 8/01/24	6,000,000	6,660,840
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,885,000	3,892,148
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,173,280
Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%, 6/01/33	3,280,000	3,262,190
Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,028,439
Porterville COP, Sewer System Refinancing Project, Refunding, AMBAC Insured, 5.25%, 10/01/23	3,000,000	3,000,000

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)
Poway RDA Tax Allocation,
NATL Insured, Pre-Refunded, 5.75%, 6/15/33	9,250,000	9,529,350
Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25	9,195,000	9,199,965
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,240,264
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Refunding, AGMC Insured, 5.25%, 9/01/20	2,500,000	2,504,775
Redwood City School District GO, NATL RE, FGIC Insured, 5.00%, 7/15/27	3,000,000	3,062,190
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.875%,
8/01/37	24,000,000	26,269,680
Ripon RDA Tax Allocation, Community Redevelopment Project, NATL Insured, Pre-Refunded, 5.85%, 11/01/30	3,975,000	4,070,758
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,588,403
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL RE,
FGIC Insured,
5.00%, 8/01/37	3,620,000	3,315,341
Pre-Refunded, 5.00%, 8/01/37	1,380,000	1,532,890
Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured, 5.00%, 9/01/25	5,675,000	5,349,993
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,330,450
Subordinated, Capital AD No.2, FGIC Insured, 5.80%, 11/01/16	900,000	901,863
Sacramento City Financing Authority Revenue,
Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/26	8,395,000	8,653,146
Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32	21,500,000	22,161,125
City Hall and Redevelopment Projects, Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/28	10,000,000	10,972,600
Sacramento County Airport System Revenue, Senior Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	17,663,462
Salida Area Public Facilities Financing Agency CFD No. 1988-1 Special Tax, AGMC Insured, 5.75%, 9/01/30	3,435,000	3,468,251
San Bernardino City USD, GO, Election of 2004, Series B, AGMC Insured, 5.00%, 8/01/28	10,000,000	10,609,700
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	28,405,000	16,499,896
San Francisco City and County Airports Commission International Airport Revenue, Refunding, Second Series 28A, NATL
Insured, 5.125%,
5/01/24	9,745,000	9,941,459
5/01/27	16,575,000	16,835,725
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, AGMC Insured, 5.00%,
11/01/31	3,885,000	3,969,188
San Francisco Community College District GO, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/26	6,000,000	6,127,320
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	3,530,000	1,459,655
2/01/27	1,850,000	731,046
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,630,894
San Joaquin Delta Community College District GO, Election of 2004,
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	3,009,782
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	4,040,425
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	557,887
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	5,364,471
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	4,221,308
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	18,075,000	16,867,409
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	12,860,000	11,751,854
senior lien, NATL Insured, 5.00%, 1/01/33	10,035,000	8,473,955
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/33	12,135,000	12,468,955
San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27	10,000,000	10,348,200
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	3,500,000	3,548,930
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,468,917
San Juan USD, GO, Election of 1998, Series A, NATL Insured, 5.00%, 8/01/28	5,115,000	5,388,243
San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A, NATL Insured, Pre-Refunded,
5.75%, 10/01/29	5,340,000	5,446,800
5.80%, 10/01/30	7,800,000	7,957,170
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	7,820,000	8,071,569
San Marino USD, GO, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	2,906,787
San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30	5,790,000	6,291,819
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn., 4/01/24	14,245,000	6,816,090
Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27	5,555,000	5,804,753
Santa Clara County Financing Authority Revenue, EI Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	11,545,000	11,580,443
Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%, 7/01/33	11,050,000	11,590,013
Santa Rita USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/32	6,160,000	6,445,639
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC Insured, 6.00%, 7/02/15	1,715,000	1,906,771

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)
Santee School District GO,
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/33	1,260,000	1,301,920
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,024,640
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,369,018
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,112,982
Saugus / Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,
9/01/35	2,000,000	2,059,780
9/01/40	1,500,000	1,536,435
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	13,986,123
Sonoma CDA Tax Allocation, Redevelopment Project,
NATL Insured, 5.70%, 12/01/30	3,455,000	3,456,244
'Refunding, Assured Guaranty, 5.00%, 12/01/30	3,795,000	3,843,007
South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24	3,155,000	3,263,311
South San Francisco COP, Conference Center Financing, 5.00%, 4/01/29	2,000,000	2,015,800
Southern California Public Power Authority Power Project Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	29,000,000	32,452,450
Southern Kern USD, COP, Capital Appreciation, Building Program, Series B, AGMC Insured, 5.625%, 9/01/26	2,250,000	2,252,588
Southern Mono Health Care District GO, Series A, NATL Insured, 5.00%, 8/01/24	3,005,000	3,057,678
Southern Mono Health Care District Revenue, Capital Appreciation, Series A, NATL Insured, zero cpn.,
8/01/28	2,340,000	777,348
8/01/29	2,440,000	746,811
8/01/30	2,550,000	727,311
8/01/31	2,660,000	707,853
Stanislaus USD, GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,494,591
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/23	6,500,000	6,506,825
Susanville PFAR,
NATL Insured, Pre-Refunded, 5.70%, 6/01/30	3,000,000	3,085,470
Utility Enterprises, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/36	3,230,000	3,266,790
Sweetwater UHSD, GO, Election of 2006, Series A, BHAC Insured, 5.00%, 8/01/38	14,980,000	15,699,789
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,
5.00%, 9/01/30	1,255,000	1,310,785
5.375%, 9/01/37	5,000,000	5,240,400
Turlock PFA Sewer Revenue, NATL RE, FGIC Insured, 5.50%, 9/15/29	6,855,000	6,862,678
Tustin CRDA Tax Allocation, Housing, AGMC Insured,
5.00%, 9/01/30	2,125,000	2,212,529
5.25%, 9/01/39	3,250,000	3,366,675
Union Elementary School District GO, Capital Appreciation,
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,049,700
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	2,704,240
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	2,687,724
University of California Revenues, Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	6,460,000	6,732,612
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, AGMC Insured, 5.00%, 9/01/31	5,095,000	5,115,788
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.00%, 3/01/29	10,000,000	10,561,300
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,249,484
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	537,130
Vista USD, GO,
Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	3,198,195
Capital Appreciation, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	2,048,136
Series A, AGMC Insured, 5.25%, 8/01/25	5,000,000	5,245,100
Washington Township Health Care District Revenue, Refunding,
5.00%,7/01/18	2,000,000	2,011,280
5.125%,7/01/23	450,000	451,436
Washington USD, GO, Yolo County, Election of 1999, Series A, NATL RE, FGIC Insured, 5.375%, 8/01/25	2,045,000	2,108,763
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	1,722,570
West Basin Municipal Water District Revenue COP, Refunding, Series A, NATL Insured, 5.00%, 8/01/24	2,500,000	2,655,850
West Contra Costa USD, GO,
Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,663,225
Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,673,000
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	5,615,000	6,176,500
Western Placer USD Financing Corp. COP, AGMC Insured, Pre-Refunded, 5.55%, 11/01/30	6,930,000	7,461,254
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal Water District Improvement,
Assured Guaranty,
5.50%, 9/01/34	1,750,000	1,893,168
5.625%, 9/01/39	2,500,000	2,717,775

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited)

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)
Pre-Refunded, 5.00%, 7/01/15	4,555,000	5,260,068
California State GO,
5.25%,6/01/16	515,000	518,172
Pre-Refunded, 5.00%, 11/01/12	1,320,000	1,386,356
Refunding, 5.00%, 11/01/12	590,000	615,948
Refunding, NATL Insured, 5.00%, 2/01/18	5,000	5,016
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,672,075
Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%, 1/01/21	3,000,000	3,128,820
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,326,232
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,376,120
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,302,554
Trustees of California State University, Series J, 5.50%, 11/01/25	4,725,000	5,084,525
Trustees of California State University, Series J, 5.50%, 11/01/26	1,000,000	1,069,170
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	7,906,606
Various Capital Projects, Series G, Sub Series G-1, 5.25%,10/01/18	5,605,000	6,238,029
Various Capital Projects, Series G, Sub Series G-1, 5.00%,10/01/20	6,405,000	6,795,193
Various Capital Projects, Series G, Sub Series G-1, 5.125%,10/01/22	14,555,000	15,232,390
California Statewide CDA,
COP, Sl. Joseph Health System Obligation Group, 5.25%, 7/01/11	1,005,000	1,007,794
MFHR, 740 Olive Street, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,705,353
California Statewide CDA Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	10,000,000	11,072,500
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	3,670,000	3,585,480
Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01113	1,000,000	1,051,950
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,225,390
Health Facility, Los Angeles Jewish Home for the Aging, California Mortgage Insured, 5.00%, 11/15/18	3,000,000	3,127,860
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,346,320
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	3,260,000	3,824,339
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,405,000	3,975,780
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,450,000	4,058,442
Mission Community, California Mortgage Insured, 4.40%, 11/01/10	1,100,000	1,101,507
Mission Community, California Mortgage Insured, 4.50%, 11/01/11	1,145,000	1,170,625
Viewpoint School, Refunding, ACA Insured, 4.50%, 10/01/17	460,000	472,153
Viewpoint School, Refunding, ACA Insured, 4.75%,10/01/18	480,000	493,152
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation, AMBAC Insured, zero cpn.,
8/01/22	10,445,000	5,778,905
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%, 9/02/24	975,000	945,497
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 3.00%, 11/01/11	2,585,000	2,596,374
Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30	4,105,000	4,112,923
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/17	5,235,000	4,092,985
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,005,235
Compton Public Finance Authority Lease Revenue, Various Capital Projects, Refunding, AMBAC Insured, 5.00%, 9/01/22	15,190,000	15,906,057
Conejo Valley USD, GO, Election of 1998,
Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	1,962,500
Series D, NATL RE, FGIC Insured, 4.50%, 8/01/19	4,000,000	4,215,000
Contra Costa Community College District GO, Election of 2002, NATL RE, FGIC Insured, 4.75%, 8/01/18	2,450,000	2,583,917
Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25	2,235,000	2,221,188
Cupertino USD, GO, Refunding, 5.00%,
8/01/22	1,690,000	1,953,843
8/01/23	2,000,000	2,299,460
Desert Sands USD,
COP, Financing Project, AGMC insured, 5.00%, 3/01/19	2,090,000	2,292,897
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,339,596
'East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,
8/01/20	2,800,000	3,252,564
8/01/21	2,140,000	2,456,549
8/01/22	3,090,000	3,516,358
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,541,436
Fairfax School District GO, Election of 2000, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/17	760,000	835,293
Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, AGMC Insured, 5.00%, 10/01/17	1,275,000	1,343,901
Folsom PFA Special Tax Revenue, Refunding, Series A, 5.00%,
9/01/19	1,000,000	1,036,310
9/01/20	1,270,000	1,305,928
9/01/21	1,335,000	1,357,895

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)
9/01/22	1,400,000	1,413,006
Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, NATL Insured, 5.00%, 1/15/16	1,000,000	1,012,470
Fresno Joint Powers Financing Authority Lease Revenue, Master Lease Projects, Series A,
5.25%, 4/01/22	1,055,000	1,126,423
5.50%, 4/01/23	1,070,000	1,159,719
5.625%, 4/01/24	1,110,000	1,206,270
5.75%,4/01/25	1,125,000	1,225,789
Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement Project, 5.00%, 4/01112	1,025,000	1,032,985
Galt Middle School Joint Powers Authority Special Tax, CFD No.1, Refunding, 5.40%, 9/01112	845,000	859,433
Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project, Refunding, AMBAC Insured,
4.25%, 10/01/13	2,025,000	2,105,089
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM, 5.00%, 6/01112	1,500,000	1,610,370
Hayward USD, GO, Election of 2008, 5.00%, 8/01/26	4,770,000	5,027,962
Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Refunding, Series B, AMBAC Insured,
4.125%,8/01/14	2,140,000	2,227,248
4.25%,8/01/15	2,080,000	2,161,120
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, Series B, AGMC Insured, ETM,
6.25%, 8/01/11	205,000	208,641
Irvine 1915 Act Special Assessment, Limited Obligation,
AD No. 00-18, Group 2, 4.70%, 9/02112	1,475,000	1,507,273
AD No. 00-18, Group 2, 4.80%, 9/02113	1,175,000	1,200,697
AD No. 00-18, Group 2, 5.125%, 9/02/17	1,705,000	1,721,726
AD No. 00-18, Group 3, 4.75%, 9/02/15	1,000,000	1,030,170
AD No. 00-18, Group 3, 5.00%, 9/02/17	1,000,000	1,020,500
AD No. 03-19, Group 2, Refunding, 4.875%, 9/02/16	1,000,000	1,020,450
AD No. 03-19, Group 2, Refunding, 5.00%, 9/02/18	1,000,000	1,009,490
AD No. 03-19, Group 2, Refunding, 5.125%, 9/02/19	1,000,000	1,007,520
Irvine USD Financing Authority Special Tax, Series A,
4.70%,9/01/15	1,040,000	1,074,091
4.80%,9/01/17	1,325,000	1,346,041
4.875%,9/01/18	1,490,000	1,506,315
5.00%, 9/01/20	1,095,000	1,096,610
Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11	275,000	276,548
Lancaster RDA Tax Allocation, Combine Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,408,108
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%, 12/01/19	5,000,000	5,008,650
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,194,742
Long Beach Harbor Revenue, Series A, 5.00%, 5/15/23	8,000,000	9,283,600
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
5.00%, 8/15/20	20,000,000	22,439,600
AMBAC Insured, 3.00%, 8/15/12	4,525,000	4,639,799
Los Angeles County MTA Sales Tax Revenue, Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,817,300
Los Angeles Department of Airports Airport Revenue, Senior, Los Angeles International Airport, Refunding, Series A, 5.00%, 5/15/25	10,000,000	11,197,600
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,560,102
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21	5,975,000	6,623,706
Refunding, NATL Insured, 5.25%, 7/01113	3,500,000	3,905,895
Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,722,721
Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22	5,000,000	5,435,900
Series I, 5.00%, 7/01/18	5,000,000	5,878,250
M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, NATL Insured,
4.25%, 7/01/11	5,055,000	5,180,111
5.00%,7/01/18	1,000,000	1,021,190
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,
3.90%, 11/15/36	3,440,000	3,595,970
3.95%, 11/15/36	1,390,000	1,443,654
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,
8/01/18	1,455,000	1,044,719
8/01/19	1,480,000	995,996
Moreno Valley USD, GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	3,569,850
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/17	2,000,000	2,316,380
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/18	2,300,000	2,663,837
Nevada County COP, Refunding, NATL Insured, 4.125%, 10/01/12	1,040,000	1,049,391
Northern California Power Agency Revenue, Geothermal Project No.3, Series A,
5.00%, 7/01/23	2,000,000	2,222,500

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)
5.25%, 7/01/24	2,000,000	2,247,020
Oakland USD Alameda County GO, 6.50%, 8/01/23	2,200,000	2,550,306
Oceanside USD, GO, Refunding, AGMC Insured, 5.00%,
8/01/23	1,130,000	1,283,895
8/01/24	1,245,000	1,400,139
Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,
4.60%, 8/15/14	1,000,000	1,014,020
4.75%,8/15/15	1,000,000	1,014,050
4.90%, 8/15/16	1,285,000	1,300,420
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
4.90%, 8/15/17	1,000,000	1,015,480
5.10%,8/15/18	1,000,000	1,015,720
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
4.70%,8/15/18	1,765,000	1,769,589
4.80%, 8/15/19	1,945,000	1,950,038
4.85%, 8/15/20	2,000,000	2,002,520
Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A, 5.375%, 8/15/12	1,025,000	1,026,835
Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured, 5.125%, 12/01/12	1,435,000	1,438,645
Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14	795,000	814,024
Pacifica COP, AMBAC Insured, 5.00%, 1/01/22	1,275,000	1,381,258
Palm Desert Financing Authority Tax Allocation Revenue,
Project Area No.1, As Amended, Series A, NATL Insured, 5.00%, 4/01/23	7,690,000	7,833,957
Refunding, NATL Insured, 4.75%, 8/01/18	1,050,000	1,061,266
Palo Verde Community College District COP, AMBAC Insured, 5.00%,
1/01/22	1,015,000	1,104,685
1/01/23	1,065,000	1,158,028
1/01/24	1,070,000	1,159,174
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%, 12/01/16	1,000,000	1,082,600
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,
7/01/16	1,420,000	1,531,328
7/01/21	1,695,000	1,740,697
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,082,320
Richmond Joint Powers Financing Authority Revenue,
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,269,612
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,580,230
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,260,289
Multiple Redevelopment Projects, Series B, ETM, 5.35%, 5/15/13	1,080,000	1,111,525
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/18	1,540,000	1,703,733
Riverside USD, GO, Election of 2001, Series A, NATL RE, FGIC Insured, 4.00%, 2/01113	1,000,000	1,046,450
Sacramento County COP, Refunding,
5.125%,2/01/21	3,460,000	3,668,949
5.375%, 2/01/23	3,400,000	3,608,284
5.50%, 2/01/25	3,770,000	3,989,452
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	15,589,200
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.00%, 9/01/26	8,000,000	8,316,560
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,008,510
San Francisco City and County Airports Commission International Airport Revenue,
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	5,956,975
Mandatory Put 5/01/12, Refunding, Second Series, 6.50%, 5/01/19	2,000,000	2,139,860
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,195,732
San Francisco City and County GO, Clean and Safe Parks, Series B, 4.75%, 6/15/19	2,610,000	3,088,648
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,077,250
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,104,253
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,107,760
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,102,450
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,580,281
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,669,598
San Joaquin County COP,
General Hospital Project, Refunding, NATL Insured, 5.00%, 9/01/17	1,000,000	1,005,690
Solid Waste System Facilities Projects, NATL Insured, 5.00%, 4/01/17	1,340,000	1,399,215
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,
5.60%, 1/15/16	3,000,000	3,109,080
NATL Insured, zero cpn., 1/15/26	19,000,000	6,096,910

San Jose RDA Tax Allocation, Merged Area Redevelopment Project,		
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,547,950
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,180,320
San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A, NATL Insured, Pre-Refunded, 5.30%, 10/01/11	350,000	357,000
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%,		
8/01/19	1,325,000	1,469,001
8/01/20	1,510,000	1,671,555
Santa Ana USD, GO,		
Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 8/01/14	3,125,000	2,822,656
Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,234,700
Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11	380,000	384,606
Santa Monica-Malibu USD, COP, Series C, NATL Insured,		
4.00%, 5/01/12	525,000	533,747
4.25%, 5/01/14	840,000	853,154
4.25%, 5/01/15	875,000	886,786
4.25%, 11/01/15	670,000	678,831
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 5.25%, 9/01/24	3,500,000	3,746,400
South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities Project, Refunding, AGMC Insured, 3.25%, 8/01/11	1,000,000	1,018,290
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%, 9/01/16	1,285,000	1,314,195
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	1,500,000	1,586,430
Southern Public Power Authority Power Project Revenue, Canyon Power, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,792,695
Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11	440,000	449,200
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset-Backed Bonds, Series B,		
ETM, 4.50%, 6/01/11	1,540,000	1,581,811
Pre-Refunded, 4.60%, 6/01/12	1,760,000	1,808,928
Pre-Refunded, 4.70%, 6/01/13	1,500,000	1,542,675
Pre-Refunded, 4.80%, 6/01/14	725,000	746,105
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12	1,000,000	1,027,540
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,568,300
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,		
9/01/24	1,000,000	1,081,940
9/01/25	1,000,000	1,075,160
University of California Revenues,		
General, Series U, 5.00%, 5/15/19	4,060,000	4,894,208
Refunding, Series S, 5.00%, 5/15/19	8,145,000	9,677,889
West Contra Costa USD, GO, Series B, AGMC Insured, 4.00%, 8/01/12	1,875,000	1,938,581
West Kern Community College District COP, AMBAC Insured,		
5.00%, 11/01/20	1,015,000	1,118,175
5.00%, 11/01/21	1,065,000	1,179,456
5.00%, 11/01/22	1,115,000	1,221,237
5.125%, 11/01/23	1,170,000	1,281,314
5.125%, 11/01/24	1,230,000	1,359,101
Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,		
ETM, 5.00%, 6/01/11	1,060,000	1,091,175
ETM, 5.00%, 6/01/12	2,225,000	2,384,866
Pre-Refunded, 5.00%, 6/01/13	2,335,000	2,525,886
Whittier UHSD, GO, Capital Appreciation Bonds, Refunding, zero cpn.,		
8/01/24	7,755,000	3,697,662
8/01/26	10,045,000	4,170,081
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,		
5.00%, 9/01/15	1,080,000	1,189,577
5.25%, 9/01/20	1,325,000	1,424,945
		762,858,712
U.S. Territories 5.4%		
Guam 0.3%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,593,978
Puerto Rico 5.1%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,804,225
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,474,800
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	5,315,650

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited)

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin California Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instnunent at its cost and thereafter assuming a constant amortization to maturity of any discount or prenuum.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

At September 30, 2010, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2010, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 24, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 24, 2010